Related Party Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Sep. 16, 2022	Jun. 30, 2022
Related Party Transactions [Abstract] [Standard Label]
Due to related party		$ 1,200,000	$ 9,566
Equity investment	$ 1,000
Investor in exchange (in Shares)	133,133
Restricted stock expense	$ 1,200,000
Fair value of RSU	$ 4.56